PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Assets	¥ 26,948,405	$ 3,907,153	¥ 23,095,039
Property
PROPERTY AND EQUIPMENT, NET
Assets	118,050	17,116	253,979
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Assets	92,629	13,430	160,959
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Assets	137,876	19,990	159,909
Office equipment
PROPERTY AND EQUIPMENT, NET
Assets	¥ 919	$ 133	¥ 660